VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—3.3%
Trade Desk, Inc. (The) Class A(1)	85,972	$ 6,719
Consumer Discretionary—19.4%
Airbnb, Inc. Class A(1)	31,234	4,286
Amazon.com, Inc.(1)	82,877	10,535
AutoZone, Inc.(1)	1,315	3,340
Home Depot, Inc. (The)	11,756	3,552
Marriott International, Inc. Class A	29,620	5,822
MercadoLibre, Inc.(1)	2,778	3,522
NIKE, Inc. Class B	50,954	4,872
Ross Stores, Inc.	32,960	3,723
		39,652

Consumer Staples—5.4%
Estee Lauder Cos., Inc. (The) Class A	15,174	2,194
McCormick & Co., Inc. Non-voting Shares	37,597	2,844
Monster Beverage Corp.(1)	80,382	4,256
PepsiCo, Inc.	9,627	1,631
		10,925

Energy—3.8%
Devon Energy Corp.	24,338	1,161
Hess Corp.	15,151	2,318
Pioneer Natural Resources Co.	10,133	2,326
Schlumberger N.V.	32,150	1,874
		7,679

Financials—11.7%
Bank of America Corp.	62,643	1,715
Block, Inc. Class A(1)	44,851	1,985
Progressive Corp. (The)	33,772	4,704
S&P Global, Inc.	8,206	2,999
Visa, Inc. Class A	54,174	12,461
		23,864

Health Care—9.9%
Danaher Corp.	17,987	4,462
Eli Lilly & Co.	9,308	5,000
IDEXX Laboratories, Inc.(1)	4,518	1,975
Mettler-Toledo International, Inc.(1)	1,505	1,668
Zoetis, Inc. Class A	40,486	7,044
		20,149

Industrials—10.0%
Equifax, Inc.	16,193	2,966
Fair Isaac Corp.(1)	6,701	5,820
	Shares	Value

Industrials—continued
Paycom Software, Inc.	25,878	$ 6,709
Uber Technologies, Inc.(1)	108,537	4,992
		20,487

Information Technology—30.4%
Accenture plc Class A	15,007	4,609
Amphenol Corp. Class A	92,834	7,797
BILL Holdings, Inc.(1)	38,500	4,180
Cadence Design Systems, Inc.(1)	9,206	2,157
Gartner, Inc.(1)	6,060	2,082
MongoDB, Inc. Class A(1)	14,528	5,025
NVIDIA Corp.	46,562	20,254
Roper Technologies, Inc.	10,379	5,026
Shopify, Inc. Class A(1)	32,783	1,789
Snowflake, Inc. Class A(1)	22,560	3,447
Workday, Inc. Class A(1)	26,615	5,718
		62,084

Materials—1.7%
Ecolab, Inc.	20,888	3,538
Real Estate—3.5%
CoStar Group, Inc.(1)	63,649	4,894
Prologis, Inc.	20,726	2,326
		7,220

Total Common Stocks (Identified Cost $94,486)		202,317

Total Long-Term Investments—99.1% (Identified Cost $94,486)		202,317

TOTAL INVESTMENTS—99.1% (Identified Cost $94,486)		$202,317
Other assets and liabilities, net—0.9%		1,810
NET ASSETS—100.0%		$204,127

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$202,317	$202,317
Total Investments	$202,317	$202,317
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Series’ Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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